ADVANCED SERIES TRUST

AST New Discovery Asset Allocation Portfolio

AST First Trust Balanced Target Portfolio

AST FI Pyramis® Asset Allocation Portfolio

AST Goldman Sachs Concentrated Growth Portfolio

Supplement dated January 31, 2014 to the
Prospectus and Statement of Additional Information,
each dated April 29, 2013, as amended June 28, 2013 of Advanced Series Trust

This supplement should be read in conjunction with your Advanced Series Trust (the Trust) Prospectus and Statement of Additional Information, each dated April 29, 2013, as amended June 28, 2013 (the Prospectus and SAI, respectively) and should be retained for future reference. The AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio) and the AST First Trust Balanced Target Portfolio (the First Trust Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	AST New Discovery Asset Allocation Portfolio: New Subadvisory Arrangement and New Investment Strategy.

The Board of Trustees of the Trust recently approved adding Parametric Portfolio Associates LLC (Parametric) as a subadviser to the New Discovery Portfolio to manage a new liquidity overlay sleeve of the New Discovery Portfolio (the Liquidity Overlay Sleeve). These changes will be effective on or about February 10, 2014. Depending upon market, economic, and financial conditions as of February 10, 2014, and the ability of the Trust and Parametric to implement certain legal agreements, it may take several weeks to fully implement the Liquidity Overlay Sleeve.

To reflect these changes, the Prospectus and SAI are revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the New Discovery Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement[1]	0.009%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

1 Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.009% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following is added to “Principal Investment Strategies” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Section of the Prospectus relating to the New Discovery Portfolio:

The Portfolio normally allocates approximately 10% of its total assets to a liquidity strategy. The liquidity strategy is primarily invested in: (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocations indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

III.	The following is added to “Principal Risks of Investing in the Portfolio” under the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Section of the Prospectus relating to the New Discovery Portfolio:

Liquidity Allocation Risk. The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. The Investment Managers believe that this change will not have any material impact on long-term performance; however, there are no guarantees about future performance, and, under certain market conditions, short-term performance may be affected.

IV.	The following is added to the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Section of the Prospectus relating to the New Discovery Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Parametric Portfolio Associates LLC	Justin Henne, CFA	Senior Portfolio Manager	February 2014
AST Investment Services, Inc.		Daniel Wamre, CFA	Portfolio Manager	February 2014

V.	The following paragraph replaces the first paragraph in the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – Principal Investment Policies”:

In seeking to achieve the Portfolio’s investment objective, the Investment Managers allocate the Portfolio’s assets across eight different investment strategies. The Portfolio has three strategies that invest primarily in domestic equity securities, two strategies that invest primarily in international equity securities, two strategies that invest primarily in fixed income securities, and a liquidity strategy that invests in derivative instruments, cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds. The approximate allocation of Portfolio assets across the eight investment strategies as of February 10, 2014 is set forth in the table below. The allocations are subject to change by the Investment Managers at any time. Such allocations may also vary due to cash flows into, and out of, the Portfolio and the performance of the various strategies.

VI.	The following table replaces the first table in the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – Principal Investment Policies”:

Investment Strategy	Subadviser	Allocation of Assets (as of 2/10/14)
Domestic Large-Cap Core	Epoch Investment Partners, Inc. (Epoch)	13.50%
Domestic Large-Cap Value	Security Investors, LLC (SGI)	18.00%
Domestic Large-Cap Growth	Brown Advisory, LLC (Brown Advisory)	13.50%
International Equity	EARNEST Partners, LLC (EARNEST)	6.30%
International Equity	Thompson, Siegel & Walmsley LLC (TS&W)	11.70%
Core Plus Fixed income	Bradford & Marzec LLC (Bradford & Marzec)	16.08%
Core Fixed income	C.S. McKee, LP (C.S. McKee)	10.72%
Liquidity Strategy	Parametric Portfolio Associates LLC (Parametric)	10%
Other Assets	N/A	0.2%

VII.	The following paragraph replaces the paragraph in the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – Principal Investment Policies – Liquidity Strategy (the Investment Managers).”:

Liquidity Strategy (Parametric). The Portfolio normally allocates approximately 10% of its total assets to a liquidity strategy. The liquidity strategy is primarily invested in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market instruments, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

VIII.	The following table replaces the second table in the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO – Principal Investment Policies”:

Managers (or Strategies)	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities
Domestic Equity Managers (or Strategies)	45%	45%	55%
International Equity Managers (or Strategies)	15%	18%	25%
Total Equities Managers (or Strategies)	62.5%*	63%	77.5%**

Fixed income
Core and Core Plus Fixed income Managers (or Strategies)	20%	26.8%	35%
Cash/Money Market Managers (or Strategies)	0%	2%	10%
Total Fixed income plus Cash Managers (or Strategies)	22.5%***	30%	37.5%****

Liquidity Manager (or Strategy)	10%	10%	15%

*  Notwithstanding the approximate individual minimum exposures for the Domestic Equity (i.e., 45%) and International Equity (i.e., 15%) strategies, the minimum combined exposure to equity managers or strategies is 62.5% of the Portfolio's net assets.

**  Notwithstanding the approximate individual maximum exposures for the Domestic Equity (i.e., 55%) and International Equity (i.e., 25%) strategies, the maximum combined exposure to equity managers or strategies is 77.5% of the Portfolio's net assets.

***  Notwithstanding the approximate individual minimum exposures for the Core and Core Plus Fixed income (i.e., 20%) and Cash/Money Market (i.e., 0%) strategies, the approximate minimum combined exposure to fixed income managers or strategies is 22.5% of the Portfolio's net assets. Fixed income strategies include both domestic and international investments.

****  Notwithstanding the individual maximum exposures for the Core and Core Plus Fixed income (i.e., 35%) and Cash/Money Market (i.e., 10%) asset classes, the maximum combined exposure to fixed income managers or strategies is 37.5% of the Portfolio's net assets.

IX.	The following is added to the section of the Prospectus entitled “HOW THE FUND IS MANAGED – PORTFOLIO MANAGERS – AST New Discovery Asset Allocation Portfolio”:

Parametric Portfolio Associates LLC

Justin Henne, CFA. Senior Portfolio Manager. Mr. Henne joined Parametric in 2004 as an Investment Analyst and was promoted to Senior Portfolio Manager in 2012. He has overlay portfolio management responsibilities with an emphasis on international index and currency management strategies. He leads a team which continues to enhance overlay programs to meet clients ever changing risk management needs. Justin holds a BA in Financial Management from the University of St. Thomas. Prior to joining Parametric, he was a fixed income research analyst intern at Jeffrey Slocum & Associates. He is a CFA charterholder and a member of the CFA Society of Minnesota.

Daniel Wamre, CFA. Portfolio Manager. Daniel Wamre is responsible for overlay trading with an emphasis on international index strategies and hedging. Daniel Wamre joined Parametric in 1995 working part-time in the company’s internship program and started full-time in 1998. Dan earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota. Prior to joining Parametric, Dan spent four years as a Platoon Commander/Executive Officer in the United States Marine Corps. Upon completion of graduate school, Dan spent ten months working as a commercial banking credit analyst for U.S. Bank in Minneapolis. He is a CFA charterholder and a member of the CFA Society of Minnesota.

X.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information in the table about the New Discovery Portfolio and replacing it with the following:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST New Discovery Asset Allocation Portfolio	limit Portfolio expenses to 1.08% and waive 0.009% of the investment management fee

AST New Discovery Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2015. The waiver and expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the waiver and expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

XI.	The following is added to the table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates”:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST New Discovery Asset Allocation Portfolio	Parametric Portfolio Associates LLC (Parametric)	0.10% of sleeve average daily net assets

XII.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by replacing the information pertaining to Prudential Investments LLC with respect to the AST New Discovery Asset Allocation Portfolio and substituting the following information set forth below:

AST New Discovery Asset Allocation Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Parametric*	Justin Henne, CFA	0	0	143/$37,820,000,000	0
	Daniel Wamre, CFA	22/$363,420,000	0	143/$37,820,000,000	0

*Information is as of December 31, 2013.

B.	AST First Trust Balanced Target Portfolio: New Subadvisory Arrangement and Name Change.

The Board of Trustees of the Trust recently approved replacing First Trust Advisors, L.P. (First Trust) as the subadviser to the First Trust Portfolio with Pyramis Global Advisors, LLC (Pyramis). The First Trust Portfolio will also be renamed the AST FI Pyramis® Quantitative Portfolio. These changes are expected to become effective on or about February 10, 2014.

To reflect these changes, the Prospectus and SAI are revised as follows:

I.	All references in the Prospectus to AST First Trust Balanced Target Portfolio are hereby changed to AST FI Pyramis® Quantitative Portfolio.

II.	The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Section of the Prospectus relating to the First Trust Portfolio is hereby deleted and replaced with the following:

The Portfolio normally invests approximately 65% of its net assets in equity securities (US and non-US) and approximately 35% of its net assets in fixed income securities (investment grade and below investment grade). The Portfolio invests in a mix of actively managed quantitative strategies as well as index strategies. The Portfolio allocates approximately 10-15% of its net assets to a liquidity strategy with components spread across the asset class spectrum.

III.	The following information replaces the information relating to First Trust in the table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Section of the Prospectus relating to the First Trust Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Pyramis Global Advisors, LLC	Ognjen Sosa, CAIA	Portfolio Manager	February 2014
AST Investment Services, Inc.		Shiuan-Tung (Tony) Peng, CFA	Portfolio Manager	February 2014
		Ed Heilbron	Portfolio Manager	February 2014

IV.	The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST - AST FIRST TRUST BALANCED TARGET PORTFOLIO” is hereby deleted in its entirety and replaced with the following:

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO
Investment Objective: long-term capital growth balanced by current income.

Principal Investment Policies:

The Portfolio normally invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed income securities.

In seeking to achieve the Portfolio’s investment objective, the Portfolio’s subadviser allocates the Portfolio’s assets across thirteen uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has seven Investment Strategies that invest primarily in equity securities, five fixed-income strategies, and one Investment Strategy designed to provide liquidity (i.e. the Liquidity Sleeve). The actively managed Investment Strategies seek to add value through bottom-up security selection. The Portfolio also seeks to add value through active allocation driven by the portfolio management team’s evolving secular, cyclical and tactical views of the markets. Depending on market conditions and the Portfolio Management Team’s capital market outlook, equity allocations may range from 55-70% and fixed income allocations may range from 30-45%. The Portfolio is constructed using in-depth quantitative research and a diverse set of quantitative models, supplemented by fundamental research. An integral part of the investment process is intensive risk management at two levels: (1) at the Portfolio level and (2) at the Investment Strategy level. The subadviser reserves the right to over-weight, underweight, or exclude certain Investment Strategies from the holdings of the Portfolio while maintaining exposures within broad asset class guidelines. The typical allocation among the various asset classes is set forth below:

Investment Strategy	Approximate Allocation	Typical Range
Equity
US	32.5%	20-55%
Non-US	32.5%	15-35%
Total Equity	65%	55-70%
Fixed Income
Investment Grade	32%	30-45%
Below Investment Grade	3%	0-5%
Total Fixed Income	35%	30-45%

The Portfolio allocates approximately 10-15% of its net assets to a liquidity strategy with components spread across the asset class spectrum. The liquidity strategy primarily invests in: highly liquid cash bonds and derivative instruments, including but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon in an attempt to provide liquid exposure to their respective equity and fixed income benchmark indices as well as cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions and any variation margin calls with respect to the futures contracts. The strategy may also include investments in ETFs for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the 10-15% allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

V.	The section of the Prospectus entitled “HOW THE FUND IS MANAGED – PORTFOLIO MANAGERS – AST First Trust Balanced Target Portfolio” is hereby deleted and replaced with the following:

Ognjen Sosa, CAIA, is a portfolio manager at Pyramis. He manages custom multi-asset class portfolios for institutional clients. Before joining Fidelity in 2007, Oggie was a research analyst at State Street Global Markets, developing multi-factor quantitative models and constructing equity market-neutral model portfolios focused on Canadian and U.S. equities. He has been in the industry since 2006. Oggie earned his bachelor of science and master of engineering degrees in mechanical engineering, his master of science degree in management, and his master of business administration degree, all from the University of Florida. He is a Chartered Alternative Investment Analyst charterholder.

Shiuan-Tung (Tony) Peng, CFA, is a portfolio manager at Pyramis. He manages custom multi-asset class portfolios for institutional clients. He sits on the Business Cycle Board within Fidelity’s Global Asset Allocation organization. Before joining Fidelity in 2006, Tony was with New England Pension Consultants (NEPC) as a senior analyst conducting all asset allocation studies for their defined benefit plan clients and a research analyst for liability-driven investment managers. He also served on the NEPC Asset Allocation Committee, where he helped develop the firm’s capital markets outlook. Prior to his work at NEPC, he was an actuarial analyst with Diversified Investment Advisors, Inc. He has been in the industry since 2002. Tony earned his bachelor of science degree in physics from National Taiwan University and his master of arts degree in economics from the University of Washington. He is a Chartered Financial Analyst charterholder.

Edward Heilbron is a portfolio manager at Pyramis. He manages custom multi-asset class portfolios for clients of the Institutional Solutions group.. Before joining Fidelity in 2006, Ed was a principal for seven years with Mercer Investment Consulting, where he chaired their U.S. Strategic Asset Allocation Committee and focused on asset allocation for the defined benefit plans of some of the firm's largest clients. Prior to Mercer, Ed held investment, corporate finance, and actuarial positions in the annuity and life insurance industry. He has been in the industry since 1979. Ed earned his bachelor of arts degree in mathematics from Dartmouth College and his master of business administration degree in finance, with distinction, from the Wharton School at the University of Pennsylvania.

VI.	All references in the SAI to AST First Trust Balanced Target Portfolio are hereby changed to AST FI Pyramis® Quantitative Portfolio.

VII.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to First Trust Advisors, L.P. with respect to the First Trust Portfolio and substituting the following information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST FI Pyramis® Quantitative Portfolio	Pyramis Global Advisors, LLC

0.35% of average daily net assets to $250 million;

0.30% of average daily net assets over $250 million to $500 million;

0.25% of average daily net assets over $500 million to $1 billion;

0.20% of average daily net assets over $1 billion

Pyramis: Pyramis has agreed to a voluntary subadvisory fee waiver as follows: With respect to all existing and all future Fund portfolios subadvised by Pyramis, the effective monthly subadvisory fee rates will be discounted according to the following schedule:

•       Combined assets up to $1 billion: 2.5% fee reduction.

•       Combined assets between $1 billion and $2.5 billion: 5.0% fee reduction.

•       Combined assets between $2.5 billion and $5 billion: 7.5% fee reduction.

•       Combined assets above $5.0 billion: 15.0% fee reduction.

VIII.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by removing all references and information pertaining to First Trust Advisors, L.P. with respect to the First Trust Portfolio and substituting the information set forth below:

AST FI Pyramis® Quantitative Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Pyramis Global Advisors, LLC*	Ognjen Sosa, CAIA	None	2/$208,898	18/$2,032,264	None
	Shiuan-Tung (Tony) Peng, CFA	None	1/$159,435	18/$2,032,264	None
	Edward Heilbron	None	2/$208,898	47/$8,021,883	None

*Information is as of December 31, 2013.

C.	AST FI Pyramis® Asset Allocation Portfolio: Reduced Subadvisory Fee.

Pyramis has agreed to waive a portion of its subadvisory fees with respect to all portfolios of the Trust that it subadvises, including the AST FI Pyramis® Asset Allocation Portfolio. To reflect this arrangement, the SAI is revised as follows:

I.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised with respect to the AST FI Pyramis® Asset Allocation Portfolio and replaced with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST FI Pyramis® Asset Allocation Portfolio	Pyramis Global Advisors, LLC (Pyramis)	0.38% of average daily net assets to $250 million;
0.35% of average daily net assets over $250 million to $500 million;
0.32% of average daily net assets over $500 million to $750 million;
0.31% of average daily net assets over $750 million to $1.5 billion;
0.30% of average daily net assets over $1.5 billion

Pyramis has agreed to a voluntary subadvisory fee waiver as follows: With respect to all existing and all future portfolios of the Fund subadvised by Pyramis, the effective monthly subadvisory fee rates will be discounted according to the following schedule:

•	Combined assets up to $1 billion: 2.5% fee reduction.
•	Combined assets between $1 billion and $2.5 billion: 5.0% fee reduction.
•	Combined assets between $2.5 billion and $5 billion: 7.5% fee reduction.
•	Combined assets above $5.0 billion: 15.0% fee reduction.

D.	AST Goldman Sachs Concentrated Growth Portfolio: Reorganization.

At a meeting of the shareholders of the AST Concentrated Growth Portfolio held on January 15, 2014, shareholders approved the fund reorganization described below.

Target Fund	Acquiring Fund
AST Goldman Sachs Concentrated Growth Portfolio of Advanced Series Trust	AST Loomis Sayles Large-Cap Growth Portfolio of Advanced Series Trust

Pursuant to this reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and shareholders of the Target Fund will become shareholders of the Acquiring Fund. No sales charges will be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be equal in value to the Target Fund shares held by such shareholders immediately prior to the reorganization.

The reorganization transaction is expected to be completed as of the close of business on February 7, 2014.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP21